BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE

NOTE 13:- BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,

	2013	2014	2015
Numerator:
Income (loss) attributable to Magal shareholders'	$(4,463)	$3,410	$3,141

Denominator:
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	16,138,944	16,186,148	16,347,948
Effect of diluting securities:
Employee stock options	-	151,908	62,763

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	16,138,944	16,338,056	16,410,711